Goodwill and Other Intangible Assets	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Goodwill and Other Intangible Assets

5.	Goodwill and Other Intangible Assets

Changes in goodwill and intangible asset balances for the six months ended June 30, 2012, consisted of the following (in thousands):

		Intangible
	Goodwill	assets
Balance as of December 31, 2011	6,862	5,585
Additions due to acquisitions	-	-
Amortization	-	(143)
Foreign currency translation	(1)	(1)
Balance as of June 30, 2012	$6,861	$5,441

The components of intangible assets as of June 30, 2012 are summarized below (in thousands):

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$2,962	$(486)	(47)	$2,429
Non-compete agreement	95	(53)	(1)	$41
Trademarks	2,049	-	(13)	2,036
Technology-related industry accreditations	950	-	(15)	935
Total intangible assets	$6,056	$(539)	$(76)	$5,441